Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest income
Loans and advances to customers	£ 5,866	£ 5,282	£ 5,132
Loans and advances to banks	393	496	649
Debt securities	12	6	11
Interest receivable	6,271	5,784	5,792
Customer accounts: demand deposits	123	266	405
Customer accounts: savings deposits	217	226	272
Customer accounts: other time deposits	78	196	278
Balances with banks	144	83	53
Debt securities in issue	5
Subordinated liabilities	218	234	243
Internal funding of trading businesses	5	7	2
Interest payable	790	1,012	1,253
Net interest income	£ 5,481	£ 4,772	£ 4,539